Significant accounting judgements and estimates	12 Months Ended
Apr. 30, 2025
Significant Accounting Judgements And Estimates
Significant accounting judgements and estimates

3. Significant accounting judgements and estimates

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of each reporting period. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in the future periods.

3.1	Judgments made in applying accounting policies

Other than significant judgement made relating to control over BNL as disclosed in Note 1, management is of the opinion that there are no significant judgements made in applying accounting estimates and policies that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next year.

3.2	Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Group based its assumptions and estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3.	Significant accounting judgements and estimates (Continued)

3.2	Key sources of estimation uncertainty (Continued)

Revenue recognition from provision of electrical works and installation services

The Group recognizes contract revenue and contract costs from provision of electrical works and installation services for construction projects using input method, based on the actual costs incurred by the Group to date compared with the total budgeted costs for the project to estimate the revenue recognized during the period. The estimated total contract costs are based on contracted amounts, and in respect of amounts not contracted for, management’s estimates of the amounts to be incurred taking into consideration historical trends of the amounts incurred and adjusted for any price fluctuations during the year, where applicable. Notwithstanding that management reviews and revises the estimates of both revenue and total contract costs as the contract progresses, the actual outcome of the contract in terms of its total revenue and costs may be higher or lower than the estimates and this will affect the revenue and profit recognized.

Management reviews the construction contracts for foreseeable losses whenever there is an indication that the estimated contract revenue is lower than the estimated total contract costs. The carrying amounts of contract assets and contract liabilities arising from provision electrical works and installation services are disclosed in Note 8.

Provision for expected credit losses (“ECL”) of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust historical credit loss experience with forward-looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables and contract assets is disclosed in Note 24.

The carrying amounts of the Group’s trade receivables and contract assets as at April 30, 2024 and 2025 are disclosed in Note 7 and 8 respectively.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS